Employee Benefit Plans (Assumptions for Benefit Obligation) (Details)	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate	5.10%	5.60%
U.S. Based Pension Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate	4.60%	5.40%
Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate	4.80%	5.60%
ENPP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate	4.60%	5.40%
Minimum [Member] | Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of increase in future compensation	2.50%	2.50%
Maximum [Member] | Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of increase in future compensation	4.50%	4.50%